Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities

Note 13 Derivative Instruments and Hedging Activities

Interest Rate Swaps

We are subject to interest rate risk primarily associated with our variable-rate borrowings. Interest rate risk is the risk that changes in interest rates could adversely affect earnings and cash flows. Specific interest rate risk includes: the risk of increasing interest rates on short-term debt; the risk of increasing interest rates for planned new fixed long-term financings; and the risk of increasing interest rates for planned refinancing using long-term fixed-rate debt. We have entered into interest rate swap agreements to reduce the impact of interest rate movements on future interest expense by converting substantially all of our floating-rate debt to a fixed rate.

As of December 31, 2014, we held interest rate swaps with an aggregate notional amount of $1.6 billion which mature in January 2016. These swaps were entered into, as further described below, to economically hedge the variability in cash flow on a portion of the floating-rate term loans under our senior secured credit facilities, but have not been designated as hedges for accounting purposes. On a quarterly basis, we receive a floating rate of interest equal to the three-month LIBOR and pay a fixed rate of interest. On the interest rate reset date of December 15, 2014, the interest rate which the counterparties utilized to compute interest due to us was determined to be 0.24%. From September 16, 2014 to December 15, 2014, the rate we paid averaged 1.97% and the rate we received averaged 0.23%.

The counterparties to our interest rate swap agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of the interest rate swaps, our exposure is limited to the interest rate differential on the notional amount at each quarterly settlement period over the life of the agreement. We do not anticipate non-performance by the counterparties.

All of our interest rate swaps were undesignated as of December 31, 2014. The swaps are marked-to-market quarterly with any change in fair value included in interest expense, net in our consolidated statements of operations. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements of our derivatives. The fair value measurement of derivatives could result in either a net asset or a net liability position for us. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting arrangements as applicable and necessary. When the swaps are in a net liability position for us, the credit valuation adjustments are calculated by determining the total expected exposure of the derivatives, incorporating the current and potential future exposures and then applying an applicable credit spread to the exposure. The total expected exposure of a derivative is derived using market-observable inputs, such as yield curves and volatilities. The inputs utilized for our own credit spread are based on implied spreads from traded levels of our debt. Accordingly, as of December 31, 2014, we recorded a non-cash credit valuation adjustment of approximately $0.5 million as a reduction to our liability.

The following table sets forth the fair value of our derivatives by category (in thousands):

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2013	December 31, 2014
Undesignated interest rate swaps	Other current liabilities	$1,241	$1,321
Undesignated interest rate swaps	Other long-term liabilities	47,578	24,788

Total derivatives		$48,819	$26,109

The following table sets forth the effect of the derivative instruments, included in interest expense, net in our consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2014
Undesignated interest rate swaps	Included in interest expense, net	$39,935	$8,064	$5,649